Investment (Details 2) - I Systems Associated Company [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance of investment	R$ 1,450,812	R$ 1,540,116
Ending balance of investment	R$ 1,368,286	R$ 1,450,812